Segment Information (Tables)	9 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Schedule of Operating Segments

Assets and liabilities are neither reported nor reviewed by the CODM at the operating segment level.

	Three months ended June 30, 2024
(In thousands of Euros)	Americas	Europe	APMA	Total Reportable Segments	Corporate / Other	Total
Revenue	282,865	217,405	63,687	563,957	801	564,758
Adjusted EBITDA	89,922	84,220	22,139	196,281	(9,952)	186,329
Realized and unrealized FX gains / losses						(4,157)
Secondary offering related costs						(1,890)
EBITDA						180,282
Depreciation and amortization						(24,809)
Finance cost, net						(44,578)
Profit before tax						110,895

	Three months ended June 30, 2023
(In thousands of Euros)	Americas	Europe	APMA	Total Reportable Segments	Corporate / Other	Total
Revenue	244,101	181,274	46,721	472,096	1,099	473,195
Adjusted EBITDA	88,283	65,643	15,346	169,272	(6,636)	162,636
IPO-related costs						(5,247)
Realized and unrealized FX gains / losses						(3,596)
Share-based compensation expenses						(14,817)
Other						268
EBITDA						139,244
Depreciation and amortization						(21,233)
Finance cost, net						(26,694)
Profit before tax						91,317

	Nine months ended June 30, 2024
(In thousands of Euros)	Americas	Europe	APMA	Total Reportable Segments	Corporate / Other	Total
Revenue	718,364	473,081	153,874	1,345,319	3,607	1,348,926
Adjusted EBITDA	234,573	165,322	49,043	448,938	(18,956)	429,982
IPO-related costs						(7,460)
Realized and unrealized FX gains / losses						(21,295)
Share-based compensation expenses						(3,591)
Secondary offering related costs						(1,890)
EBITDA						395,746
Depreciation and amortization						(72,193)
Finance cost, net						(108,017)
Profit before tax						215,536

	Nine months ended June 30, 2023
(In thousands of Euros)	Americas	Europe	APMA	Total Reportable Segments	Corporate / Other	Total
Revenue	617,452	386,044	110,042	1,113,538	3,830	1,117,368
Adjusted EBITDA	242,118	120,695	33,678	396,491	(9,474)	387,017
IPO-related costs						(14,739)
Realized and unrealized FX gains / losses						(51,350)
Share-based compensation expenses						(18,085)
Other						(5,455)
EBITDA						297,388
Depreciation and amortization						(61,807)
Finance cost, net						(81,358)
Profit before tax						154,223